Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2022	2021

	(in US$’000)
Raw materials	27,392	15,837
Finished goods	29,298	19,918
	56,690	35,755